Senior Notes And Secured Indebtedness (Details Of Notes Payable And Senior Notes) (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011
Senior Notes:
Total Senior Notes		$ 283,500,000	$ 283,483,000
Total notes payable and Senior Notes	338,248,000	384,500,000
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt	235,000,000		206,000,000
7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704,000
10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912,000
7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			77,867,000
Successor [Member]
Notes payable:
Notes payable	13,248,000
Senior Notes:
Total Senior Notes	325,000,000
Total notes payable and Senior Notes	338,248,000
Successor [Member] | 8 1/2% Senior Notes Due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes	325,000,000
Successor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt
Successor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member]
Notes payable:
Notes payable			74,009,000
Senior Notes:
Total Senior Notes			489,483,000
Total notes payable and Senior Notes			563,492,000
Predecessor [Member] | 8 1/2% Senior Notes Due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt			206,000,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704,000
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912,000
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			$ 77,867,000